INVENTORIES - Schedule of net inventories (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Net inventories
Finished goods	$ 1,798.7	$ 1,526.5
Work in progress	50.4	50.8
Raw materials and consumables	47.6	44.8
Total	$ 1,896.7	$ 1,622.1